CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Additional Paid-In Capital	Accumulated Deficit	Common Stock Class A Common stock	Common Stock Class B Common stock	Class A Common stock	Class B Common stock	Total
Balance at the end at Sep. 30, 2019							$ 5,000,004
Balance at the beginning at May. 23, 2019	$ 0	$ 0			$ 0	$ 0	0
Balance at the beginning (in shares) at May. 23, 2019					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(205,197)
Balance at the end at Sep. 30, 2019							5,000,004
Balance at the beginning at May. 23, 2019	0	0			$ 0	$ 0	0
Balance at the beginning (in shares) at May. 23, 2019					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Founder Shares to Sponsor	24,281	0				$ 719	25,000
Issuance of Founder Shares to Sponsor (in shares)					0	7,187,500
Forfeiture of Founder Shares	(31)	0				$ 31	0
Forfeiture of Founder Shares (in shares)					0	312,500
Sale of 27,500,000 Units, net of underwriting discount and offering expenses	241,720,039	0			$ 2,750		241,722,789
Sale of 27,500,000 Units, net of underwriting discount and offering expenses (in shares)					27,500,000	0
Sale of 5,000,000 Private Placement Warrants	7,500,000	0			$ 0	$ 0	7,500,000
Common stock subject to possible redemption	(246,576,766)	0			$ (2,457)		(246,579,223)
Common stock subject to possible redemption (in shares)					(24,574,700)	0
Net (loss) income							2,332,442
Net (loss) income	0	2,331,442			$ 0	$ 0	2,331,442
Balance at the end at Dec. 31, 2019	2,667,585	2,331,442	$ 293	$ 688	$ 293	$ 688	5,000,008
Balance at the end (in shares) at Dec. 31, 2019			2,925,300	6,875,000	2,925,300	6,875,000
Balance at the beginning at Sep. 30, 2019							5,000,004
Balance at the end at Mar. 31, 2020	(3,029,436)	8,028,513	$ 243	$ 688			5,000,008
Balance at the end (in shares) at Mar. 31, 2020			2,429,194	6,875,000
Balance at the beginning at Sep. 30, 2019							5,000,004
Balance at the end at Sep. 30, 2020							5,000,007
Balance at the beginning at Dec. 31, 2019	2,667,585	2,331,442	$ 293	$ 688	$ 293	$ 688	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019			2,925,300	6,875,000	2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	(5,697,021)		$ (50)				(5,697,071)
Common stock subject to possible redemption (in shares)			(496,106)
Net (loss) income		5,697,071					5,697,071
Balance at the end at Mar. 31, 2020	(3,029,436)	8,028,513	$ 243	$ 688			5,000,008
Balance at the end (in shares) at Mar. 31, 2020			2,429,194	6,875,000
Balance at the beginning at Dec. 31, 2019	2,667,585	2,331,442	$ 293	$ 688	$ 293	$ 688	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019			2,925,300	6,875,000	2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							3,182,756
Balance at the end at Jun. 30, 2020							5,000,001
Balance at the beginning at Dec. 31, 2019	2,667,585	2,331,442	$ 293	$ 688	$ 293	$ 688	5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019			2,925,300	6,875,000	2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(1,942,399)
Balance at the end at Sep. 30, 2020							5,000,007
Balance at the beginning at Dec. 31, 2019	2,667,585	2,331,442	$ 293	$ 688	$ 293	$ 688	$ 5,000,008
Balance at the beginning (in shares) at Dec. 31, 2019			2,925,300	6,875,000	2,925,300	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares (in shares)							312,500
Common stock subject to possible redemption	20,522,075	0			$ 209		$ 20,522,284
Common stock subject to possible redemption (in shares)					(2,094,359)	0
Net (loss) income	0	(20,522,282)			$ 0	$ 0	(20,522,282)
Balance at the end at Dec. 31, 2020	23,189,660	(18,190,840)	$ 502	$ 688	$ 502	$ 688	5,000,010
Balance at the end (in shares) at Dec. 31, 2020			5,019,659	6,875,000	5,019,659	6,875,500
Balance at the beginning at Sep. 30, 2020							5,000,007
Balance at the end at Mar. 31, 2021	24,270,617	(19,271,818)	$ 516	$ 688			5,000,003
Balance at the end (in shares) at Mar. 31, 2021			5,160,271	6,875,000
Balance at the beginning at Dec. 31, 2020	23,189,660	(18,190,840)	$ 502	$ 688	$ 502	$ 688	5,000,010
Balance at the beginning (in shares) at Dec. 31, 2020			5,019,659	6,875,000	5,019,659	6,875,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	1,080,957		$ 14				1,080,971
Common stock subject to possible redemption (in shares)			140,612
Net (loss) income		(1,080,978)					(1,080,978)
Balance at the end at Mar. 31, 2021	$ 24,270,617	$ (19,271,818)	$ 516	$ 688			$ 5,000,003
Balance at the end (in shares) at Mar. 31, 2021			5,160,271	6,875,000